TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME
NOTE 11:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rate in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 24% in 2011, and 25% in 2012 and 2013.

On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 (“Amended Budget Law”) which consists, among others, raising the Israeli corporate tax rate from 25% to 26.5% commencing January 1, 2014.

2.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”):

Various production and development facilities of Check Point Ltd. have been granted “Approved Enterprise” and “Privileged Enterprise” status, which provides certain benefits, including tax exemptions and reduced tax rates for a defined period.

Distribution of dividends derived from income that was taxed at reduced rates, but not tax-exempt, will not result in additional tax consequences to the company.

In December 2010, new legislation amending the Investment Law was adopted effective January 1, 2011. According to the new legislation, the benefit tracks in the Investment Law were modified and a flat tax rate applies to preferred income produced or generated by a preferred company from the effective date. Commencing 2012, the Company elected for the Preferred Enterprise regime to apply (the waiver is non-recourse) and the Company’s entire preferred income is subject to the tax rates as follows: 2012 - 15%, 2013 - 12.5% and 2014 and thereafter - 16%.

Income attributable to Approved, Privileged and Preferred Enterprises will be freely distributable as dividends, subject to a 15%-20% withholding tax (or lower, under an applicable tax treaty). However, upon the distribution of a dividend from Preferred Income to an Israeli company, no withholding tax will be remitted.

Income from sources other than the Approved, Privileged or Preferred Enterprise programs is subject to tax at regular Israeli corporate tax rate.

3.	Foreign Exchange Regulations:

Under the Foreign Exchange Regulations, Check Point Ltd. calculates its tax liability in U.S. Dollars according to certain orders. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

b.	Income taxes of non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective countries of residence.

Undistributed earnings of subsidiaries amounted to $ 156,817 as of December 31, 2013. Where the Company intends to reinvest these earnings indefinitely in the foreign subsidiaries, no deferred income taxes have been provided. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes in the amount of $ 30,863.

c.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. As of December 31, 2012 and 2013, the Company’s deferred taxes were in respect of the following:

	December 31,
	2012	2013
Carry forward tax losses	$249,270	$235,942
Employee stock based compensation	15,642	19,846
Other	26,214	33,992

Deferred tax assets before valuation allowance	291,126	289,780
Valuation allowance	(246,785)	(234,600)

Deferred tax asset	44,341	55,180

Intangible assets	(7,927)	(7,773)
Undistributed earnings of a subsidiary	—	(10,788)
Unrealized gains on marketable securities, net	(4,266)	(688)
Other	(945)	(950)

Deferred tax liability	(13,138)	(20,199)

Deferred tax asset, net	$31,203	$34,981

	December 31,
	2012	2013
Current deferred tax asset, net	$13,069	$21,732
Non-current deferred tax asset, net	19,173	13,557
Non-current deferred tax liability, net	(1,039)	(308)

	$31,203	$34,981

Current deferred tax asset, net, is included within prepaid expenses and other current assets in the balance sheets.

The Company’s subsidiaries in the U.S. have provided valuation allowance in respect of deferred tax assets resulting from carry forward of net operating loss related to excess tax benefits from options exercised prior to the adoption of ASC 718.

Through December 31, 2013, the U.S. subsidiaries had a U.S. federal loss carry forward of approximately $ 608,471, expiring beginning 2018, mainly resulting from tax benefits related to employees’ stock option exercises that can be carried forward and offset against taxable income. Excess tax benefits related to employee stock option exercises for which no compensation expense was recognized will be credited to additional paid-in capital when realized. Through December 31, 2013, the U.S. subsidiaries had a U.S. state net loss carry forward of approximately $ 268,557, which expire between fiscal 2014 and fiscal 2024, and are subject to limitations on their utilization. Through December 31, 2013, the U.S. subsidiaries had research and development tax credits of approximately $ 9,603, which expire between fiscal 2019 and fiscal 2033 and are subject to limitations on their utilization.

d.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2011	2012	2013
Domestic	$655,486	$725,651	$743,125
Foreign	27,728	61,216	52,711

	$683,214	$786,867	$795,836

e.	Taxes on income are comprised of the following:

	Year ended December 31,
	2011	2012	2013
Current	$150,800	$168,320	$143,008
Deferred	(11,552)	(1,453)	28

	$139,248	$166,867	$143,036

Domestic	$134,242	$152,040	$130,109
Foreign	5,006	14,827	12,927

	$139,248	$166,867	$143,036

	Year ended December 31,
	2011	2012	2013
Domestic taxes:
Current	$138,686	$152,453	$124,522
Deferred	(4,444)	(413)	5,587

	134,242	152,040	130,109

Foreign taxes - US:
Current	8,870	12,720	14,965
Deferred	1,567	(355)	(4,813)

	10,437	12,365	10,152

Other international locations:
Current	3,245	3,149	3,521
Deferred	(8,676)	(687)	(746)

	(5,431)	2,462	2,775

Total foreign taxes	5,006	14,827	12,927

Taxes on income	$139,248	$166,867	$143,036

f.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2012	2013
Beginning balance	$219,469	$259,547
Increases related to tax positions taken during prior years	38,209	91,202
Increases related to tax positions taken during the current year	11,361	142,875
Decrease related to settlement with the ITA	—	(288,204)
Decreases related to expiration of statute of limitations	(9,492)	—

Ending balance	$259,547	$205,420

Substantially all the balance of unrecognized tax benefits, if recognized, would reduce the Company’s annual effective tax rate.

During the years ended December 31, 2011, 2012 and 2013, the Company recorded $ 13,587, $ 15,032 and $ 20,857, respectively for interest expense related to uncertain tax positions. As of December 31, 2012 and 2013, the Company had accrued interest liability related to uncertain tax positions in the amounts of $ 63,059 and $ 4,578 respectively, which is included within income tax accrual on the balance sheets.

Pursuant to a temporary tax relief initiated by the Israeli government, a company that elected by November 11, 2013 to pay a reduced corporate tax rate as set forth in the temporary tax relief with respect to undistributed exempt income generated under the Law for the Encouragement of Capital Investments, 1959 (the “Investment Law”) accumulated by the company until December 31, 2011 (“Trapped Earnings”) is entitled to distribute a dividend from such income without being required to pay additional corporate tax with respect to such dividend. A company that has so elected must make certain qualified investments in Israel over five-year period. A company that has elected to apply the temporary tax relief cannot withdraw from its election.

On November 11, 2013, the Company reached a settlement agreement with the ITA which provided (i) the full settlement of all disputes with the ITA with respect to the tax years 2002 through 2011, and (ii) the release of all the Company’s Trapped Earnings through the year ended December 31, 2011. In accordance with Section 52B of the Investments Law and the temporary tax relief, the Company is obligated to invest approximately $ 111,000 during five years period in the following forms (i) production assets (as defined therein), (ii) research and development activities in Israel and/or (iii) employment payments for new employees (other than office holders) added after 2011. Any amount not invested in the five years period, should be paid at the end of the 5 years, linked to the Israeli CPI and bears 4% annual interest since the election date.

The Company’s U.S. subsidiaries file federal and state income tax returns in the U.S. All of the U.S subsidiaries’ tax years are subject to examination by the U.S. federal and most U.S. state tax authorities due to their carry forward tax losses and overall credit carry-forward position, except for tax years 2005 through 2008.

The Company believes that it has adequately provided for any reasonably foreseeable outcomes related to tax audits and settlement. The final tax outcome of its tax audits could be different from that which is reflected in the Company’s income tax provisions and accruals. Such differences could have a material effect on the Company’s income tax provision and net income in the period in which such determination is made.

g.	Reconciliation of the theoretical tax expenses:

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2011	2012	2013
Income before taxes as reported in the statements of income	$683,214	$786,867	$795,836

Statutory tax rate in Israel	24%	25%	25%
Decrease in taxes resulting from:
Effect of “Approved, Privileged or Preferred Enterprise” status *)	(6%)	(7%)	(6%)
Others, net	2%	3%	(1%)

Effective tax rate	20%	21%	18%

*) Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.21	$0.24	$0.24

Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged or Preferred Enterprise” status	$0.20	$0.23	$0.24